Revenues and Deferred Revenue - Schedule of Movement of the Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Disaggregation Of Revenue [Abstract]
Beginning balance (current and noncurrent)	¥ 2,110,428	¥ 727,569
Additions	3,214,400	2,381,755
Deductions	(2,038,803)	(998,896)
Ending balance (current and noncurrent)	3,286,025	2,110,428
Deferred revenue, current	1,765,085	1,325,954	$ 256,721
Deferred revenue, non-current	¥ 1,520,940	¥ 784,474	$ 221,212